Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of future minimum payments under non-cancellable operating leases with initial terms in excess of one year

Future minimum payments under non-cancellable operating leases with initial terms in excess of one year consist of the following at December 31, 2013:

Amount
RMB

Year ending December 31,
2014	4,401
2015	3,702
2016	1,611
2017 and thereafter	—
Total	9,714